Offerings - Offering: 1	Sep. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	45,000,000
Proposed Maximum Offering Price per Unit	1.86
Maximum Aggregate Offering Price	$ 83,700,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,814.47
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Registrant’s common stock that become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of outstanding shares of the Registrant’s common stock.

Consists of 15,000,000 shares reserved for issuance under the Citius Oncology, Inc. 2023 Omnibus Stock Incentive Plan and 30,000,000 shares reserved for issuance under the Citius Oncology, Inc. 2024 Omnibus Stock Incentive Plan.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h)(1) of the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high and low prices of the Registrant’s common stock on the Nasdaq Capital Market on September 16, 2025.